DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	BRAINSTORM CELL THERAPEUTICS INC
Entity Central Index Key	0001137883
Entity Filer Category	Smaller Reporting Company